Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of Consolidation

(b)          Principles of Consolidation

The consolidated financial statements include the financial information of the Company, its wholly owned subsidiaries and its consolidated VIEs. All intercompany balances and transactions have been eliminated upon consolidation.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services and any other restrictions. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore conducts its online business through the following major consolidated VIEs:

•	Shanghai ChuBao (CooTek) Information Technology Co., Ltd. (“Chu Bao”)
•	Yingsun Information Technology (Ningbo) Co., Ltd. (“Yingsun”)
•	Shanghai Qiaohan Technology Co., Ltd. ("Qiaohan")
•	Molihong (Shenzhen) Internet Technology Co., Ltd. (“Molihong”)

To provide the Group effective control over the VIEs and receive substantially all of the economic benefits of the VIEs, the Company’s wholly owned subsidiary, Shanghai ChuLe (CooTek) Information Technology Co., Ltd. (“Chu Le” or “WFOE”) entered into a series of contractual arrangements, described below, with The VIEs and their respective shareholders.

Agreements that provide the Company effective control over the VIEs include:

Voting Rights Proxy Agreements & Irrevocable Power of Attorney

Pursuant to which each of the shareholders of VIEs has executed voting rights proxy agreements, appointing the WFOE, or any person designated by the WFOE, as their attorney‑ in‑fact to (i) call and attend shareholders’ meetings of VIEs and execute relevant shareholders’ resolutions; (ii) exercise on their behalf all his rights as a shareholder of VIEs, including those rights under PRC laws and regulations and the articles of association of VIEs, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIEs, and (iv) assign the shareholding rights of VIEs, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation.

Exclusive Purchase Option Agreements

Pursuant to which each the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee exclusive options to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIEs. The WFOE has the sole discretion to decide when to exercise the options, and whether to exercise the options in part or in full. Without the WFOE’s written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIEs’ assets or equity interests.

Equity Pledge Agreements

The VIE shareholders agreed to pledge their equity interests in VIEs to the WFOE to secure the performance of the VIEs’ obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIEs’ shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIEs, such interests belong to the WFOE.

Agreements that transfer economic benefits of VIEs to the Group include:

Exclusive Business Cooperation Agreements

Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIEs. In exchange, the VIEs pay monthly service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion. The agreement can be early terminated by the WFOE by giving a 30 -day prior notice, but not by the VIEs or VIE shareholders.

Loan Agreements

The WFOE entered into loan agreements with each shareholder of the VIEs. Pursuant to the terms of these loan agreements, the WFOE granted an interest‑free loan to each shareholder of the VIEs for the explicit purpose of making a capital contribution to the VIEs. The term of the loans are 10 years and shall be renewed automatically every 3 years for an additional 3 years unless the WFOE terminates the agreement (which option is at the WFOE’s sole discretion) at which point the loans are payable on demand. The shareholders of the VIEs may not prepay all or any portion of the loans without the WFOE’s consent.

Voting Rights Proxy Agreements & Irrevocable Powers of Attorney and Exclusive Purchase Option Agreements provide the Company effective control over the VIEs and its subsidiaries, while the Exclusive Business Cooperation Agreements and Equity Pledge Agreements secure the obligations of the shareholders of the VIEs under the relevant agreements. Because the Company, through the WFOE, has (i) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from the VIEs, the Company is deemed the primary beneficiary of the VIEs. Accordingly, the Company has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Business Cooperation Agreement).

The Group believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;
•	discontinue or restrict the operations of any related‑party transactions between the Company’s PRC subsidiaries and VIEs;
•	limit the Group’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;
•	require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The following consolidated financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2018	2019
	US$	US$
ASSETS
Cash and cash equivalents	1,114,076	13,714,304
Restricted cash	—	203
Short-term investments	—	21,502
Accounts receivable, net	2,273,325	21,582,641
Prepaid expense and other assets	2,613,413	3,643,649
Property and equipment, net	56,555	496
Intangible assets, net	—	47,122
Other non-current assets	1,759	—
Total Assets	6,059,128	39,009,917
LIABILITIES
Accounts payable	570,504	35,002,827
Short-term bank borrowings	—	408,264
Accrued salary and benefits	416,749	275,091
Accrued expenses and other current liabilities	518,357	1,385,303
Deferred revenue	157,793	3,658,808
Total Liabilities	1,663,403	40,730,293

	For the years ended
	December 31,
	2017	2018	2019
	US$	US$	US$
Net revenues	8,353,270	9,542,004	91,701,068
Loss from operations	(280,269)	(105,639)	(26,589,386)
Net loss	(297,852)	(84,565)	(27,062,076)
Net cash (used in) provide by operating activities	(2,645,362)	672,355	(8,917,209)
Net cash used in investing activities	(1,734)	(59,498)	(21,502)
Net cash provided by (used in) financing activities	45,673	(810,537)	405,304

The VIEs’ assets are comprised of recognized and unrecognized revenue‑producing assets. The recognized revenue producing assets mainly include purchased servers and software, which are presented in the account of “Property and equipment, net“ and “Intangible assets, net”. The unrecognized revenue‑producing assets mainly consist of the Internet Content Provider license (“ICP” license), trademarks, copyrights and registered patents, which are not recognized in the consolidated balance sheets.

Revenues of VIEs included in the consolidated financial statements mainly include revenue of advertising services. The VIEs contributed 22%,  7% and 52% of the Group’s consolidated net revenues for years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the VIEs accounted for an aggregate of 5% and 38% respectively, of the consolidated total assets, and 5% and 65% respectively, of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 19 for disclosure of restricted net assets.

Use of Estimates

(c)          Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements including but not limited to allowance for doubtful accounts, valuation of ordinary shares and preferred shares, valuation allowances of deferred tax assets, and valuation of share‑based compensation. Actual results may differ materially from those estimates.

Fair Value

(d)          Fair Value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—Inputs are based on unadjusted quoted prices that are available in active markets for identical assets or liabilities at measurement date.
•

Level 2—Significant inputs are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and model‑derived valuations in which significant inputs and significant value drivers are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—Significant unobservable inputs that cannot be corroborated by observable market data and reflect management’s estimates of assumptions that market participants would use to price an asset or liability.

Since January 1, 2019, the Group adopted the ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10). Under the new Accounting Standards Codification (“ASC”), entities no longer use the cost method of accounting as it was applied before and the new ASC requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, a company can elect to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (the "measurement alternative"). After management's assessment of each of the equity investments described in Note 7, management concluded that investments do not have readily determinable fair values, and elects the measurement alternative.

Financial Instruments

(e)          Financial Instruments

The Group's financial instruments consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable, other current liabilities and short-term bank borrowings. The carrying amounts of these financial instruments as of December 31, 2018 and 2019 were considered representative of their fair values due to their short-term nature.

Foreign Currency Translation

(f)           Foreign Currency Translation

The functional currency of the Group is the United States Dollar (“US$”). The functional currency of the subsidiaries and the VIEs in the PRC is Renminbi (“RMB”). The functional currency of all the other subsidiaries is US$.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are re-measured into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in the determination of net income.

The Group has chosen the US$ as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates. Income statement items have been translated using the average exchange rate for the year. Translation adjustments have been reported as cumulative translation adjustments and are shown as a component of other comprehensive income/loss in the consolidated statements of comprehensive (loss) income and consolidated statements of changes in shareholders’ equity.

Foreign Currency Risk

(g)          Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange in the PRC, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB74,384,717 (amounted to US$ 10,838,197) and RMB 139,905,845 (amounted to US$20,054,735) as of December 31, 2018 and 2019, respectively.

Cash, Cash Equivalents and Restricted cash

(h)          Cash, Cash Equivalents and Restricted cash

Cash and cash equivalents consist of cash on hand, demand deposits and floating rate financial instruments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

The Group’s restricted cash represents amounts held in Group’s bank account as guarantee deposit for payments processing services provided by the bank.

Short-term Investments

(i)          Short-term Investments

Short-term investments primarily comprises of the time deposits with maturities between three months and one year. The Group classifies the short-term investments as "Held-to-maturity" securities and stated at amortized cost.

For investments classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other-than- temporary in accordance with the Company's policy and ASC 320. The other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the investment's amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. No impairment losses in relation to its short-term investments were recorded for the year ended December 31, 2019.

Accounts Receivable, net

.

(j)           Accounts Receivable, net

Accounts receivable, net represents those receivables derived from the ordinary course of business and are recorded net of allowance for doubtful accounts. The Group maintains an allowance for doubtful accounts that reflect its best estimate of probable losses inherent in the accounts receivables. In determining collectability of the accounts receivables, the Group considers many factors, such as: creditworthiness of customers, aging of the receivables, payment history of customers, financial condition of the customers and market trends, and specific facts and circumstances.

The allowance for doubtful accounts is reduced by subsequent collections of the specific allowances or by any write-off of customer accounts that are deemed uncollectible.

Long-term Investments

(k)          Long-term Investments

Long-term investments consist of equity investments in other privately-held companies. Prior to January 1, 2019, for equity investment over which the Group does not have significant influence or control, the cost method of accounting was used. Effective from January 1, 2019, upon adoption of ASC 321, the Company elected to measure the investments without readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value when the impairment is deemed other-than-temporary. The Group recognized nil,  nil and US$500,032 of impairment loss to write down the long-term investments for the years ended December 31, 2017, 2018 and 2019.

Property and Equipment, net

(l)          Property and Equipment, net

Property and equipment is recorded at cost less accumulated depreciation and impairment. Depreciation expense of long‑lived assets is recorded as either cost of revenue or operating expenses, as appropriate. Depreciation is computed using the straight‑line method over the following estimated useful lives by major asset category:

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	3 years
Leasehold improvement	Shorter of the lease term or expected useful life

Repair and maintenance costs are charged directly to expense as incurred, whereas the cost of renewals and improvement that extend the useful lives of property and equipment are capitalized as additions to the related assets.

Intangible Assets	(m) Intangible Assets Intangible assets mainly consist of externally purchased software which are amortized over an estimated useful life of 3-10 years on a straight-line basis.
Impairment of Long-lived Assets

(n)          Impairment of Long‑lived Assets

Long‑lived assets, including property and equipment and intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Factors considered important that could result in an impairment review include, but are not limited to, significant under‑performance relative to historical or planned operating results, significant changes in the manner of use or expected life of the assets or significant changes in our business strategies. An impairment analysis is performed at the lowest level of identifiable cash flows for an asset or asset group based on valuation techniques such as discounted cash flow analysis. An impairment charge is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset net of other liabilities. The estimation of future cash flows requires significant management judgment and actual results may differ from estimated amounts. No impairment was recognized for the years ended December 31, 2017, 2018 and 2019.

Treasury Shares

(o)         Treasury Shares

Treasury shares represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Group. Treasury shares is accounted for under the cost method. Under this method, repurchase of ordinary shares was recorded as treasury shares at historical purchase price. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Revenue Recognition

(p)         Revenue Recognition

Mobile Advertising

The Group generates substantially all of its revenue through mobile advertising. The Group also generates other revenues through cloud call business and licensing of its Smart Inputs products. As of January 1, 2019, the Group adopted ASU 2014-09 Revenue from Contracts with Customers - Topic 606 and all subsequent ASUs that modified ASC 606. The Group has elected to apply the ASU and all related ASUs under the modified retrospective method to all contracts that were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Group did not note any effects of applying the new revenue standard as an adjustment to the opening balance of retained earnings at the beginning of 2019.

In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Group provides advertising services to customers for promotion of their brands through its mobile applications, including a portfolio of content-rich mobile applications, Touchpal Phonebook and Touchpal Smart Input. The Group has two general pricing models for its advertising products: cost over a time period and cost for performance basis including per impression basis. For advertising contracts over a time period, the Group generally recognizes revenue ratably over time, because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed contract term. For contracts that are charged on the cost for performance basis, the Group charges an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions installations, user registrations, and other actions originating from the Group's mobile applications. Revenue is recognized at a point in time when there is an effective click, transaction, installations, user registrations, and other actions originating from the Group's mobile applications. For contracts that are charged on the cost per impression basis, the Group recognizes the revenue at a point in time when the impressions are delivered . Revenue for performance‑based advertising services is recognized at a point in time when all the revenue recognition criteria are met.

Others

The Group also generates other revenues through cloud call business and licensing of its Smart Inputs products and Revenue is recognized when service is rendered.

Sales Incentives

The Group provides sales incentives to certain customers in the form of sales rebates which entitle them to receive reductions in the price. The Group accounts for these incentives granted to customers as variable consideration and records it as reduction of revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be. For the years ended December 31, 2017, 2018 and 2019, the rebates recorded by the Group were US$1,833,085,  US$405,385 and US$6,473,774, respectively.

Disaggregation of Revenue

In the following table, revenue is disaggregated by revenue streams and geographic location of customers' headquarters.

	For the year ended December 31,
	2017	2018	2019
	US$	US$	US$
Revenue:
Advertising revenue	35,032,557	131,287,334	175,040,033
Other revenue	2,302,409	2,822,298	2,843,072
Total	37,334,966	134,109,632	177,883,105

	For the year ended December 31,
	2017	2018	2019
	US$	US$	US$
USA	20,246,637	108,309,547	53,469,745
PRC	15,393,590	25,502,479	121,105,976
Others	1,694,739	297,606	3,307,384
Total	37,334,966	134,109,632	177,883,105

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced, and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to payment.

Contract liabilities include payments received in advance of performance under the contract or for differences between the amount billed to a customer and the revenue recognized for the completed performance obligation which is presented as deferred revenue on the consolidated balance sheets. Due to the generally short-term duration of the Group’s contracts, the majority of the performance obligations are satisfied in one year. The movements of the Group’s accounts receivable and deferred revenue are as follows:

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2018	10,979,821	521,640
Increase/(decrease), net	12,394,148	(177,279)
Ending Balance as of December 31, 2018	23,373,969	344,361
Increase, net	3,880,665	3,543,547
Ending Balance as of December 31, 2019	27,254,634	3,887,908

Revenue amounted US$521,640 and US$344,361 were recognized in the years ended December 31, 2018 and 2019, respectively, that were included in the balance of deferred revenue at the beginning of the each year.

Transaction Price Allocated to the Remaining Performance Obligations

Revenue expected to be recognized in any future year related to remaining performance obligations, excluding revenue pertaining to contracts that have an original expected duration of one year or less, contracts where revenue is recognized as invoiced and contracts with variable consideration related to undelivered performance obligations, is not material.

Practical Expedients and Exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less (ii) contracts for which the Group recognizes revenues at the amount to which it has the right to invoice for services performed and (iii) contracts with variable consideration related to wholly unsatisfied performance obligations.

Cost of Revenue

(q)          Cost of Revenue

Cost of revenues consists of direct costs primarily relating to generating advertising revenue, which includes bandwidth costs and cloud service costs, Voice‑over Internet Protocol (“VoIP”) related expenses which are charged by telecommunication providers for the Group’s VoIP products, such as TouchPal Phonebook, depreciation expenses and service fees for internet data center, and salary and benefits expenses of operation and maintenance department.

Research and Development Expenses

(r)          Research and Development Expenses

Research and development expenses primarily consist of (1) salary and benefits expenses incurred in the research and development of new products and new functionality, and (2) general expenses and depreciation expenses associated with the research and development activities.

Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized as of December 31, 2017, 2018 and 2019.

Sales and Marketing Expenses

(s)          Sales and Marketing Expenses

Sales and marketing expenses primarily consist of advertising expenses, salaries and benefits of sales and marketing personnel and fees paid to mobile device manufacturers to pre‑install the Group’s Smart Input products. Advertising expenses represent payment to the third parties for online user acquisition of the Group’s products via social media and demand‑side platforms. Advertising expenses are expensed as sales and marketing expenses when the services are received. Such expenses amounted to US$12,858,629, US$68,471,237 and US$147,798,957, for the years ended December 31, 2017, 2018 and December 31, 2019, respectively.

Operating Leases

(t)          Operating Leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight‑line basis over the lease term.

Income Taxes

(u)          Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.

In accordance with the provisions of ASC 740, Income Taxes, the Group recognizes in the financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process.

Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group considers positive and negative evidence when determining whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry‑forward periods, historical results of operations, and tax planning strategies. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

The actual benefits that are ultimately realized may differ from estimates. As each audit is concluded, adjustments, if any, are recorded in the financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require us to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2017, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

Employee Contribution Plan

(v)          Employee Contribution Plan

Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities. Contributions to the defined contribution plan are expensed as incurred.

The Group has no other material obligation for payment of pension benefits except for the annual contributions described above.

Share-based Compensation

(w)         Share‑based Compensation

Fair value recognition provisions according to ASC718, Compensation—Stock Compensation: Overall, is applied to share‑based compensation, which requires the Group to recognize expense for the fair value of its share‑based compensation awards. Compensation expense adjusted for forfeiture effect on a straight‑line basis over the requisite service period, with a corresponding impact reflected in additional paid‑in capital.

Employees’ share‑based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required, or b) using grade vesting method, net of actual forfeitures, over the requisite service, which is the vesting period.

Prior to the IPO of the Group, the fair value of the share options and restricted share units were assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment requires complex and subjective judgements regarding the Group's operating history and prospects at the time the grants were made. In addition, the binomial option pricing model is used to measure the value of the share options. The determination of the fair value is affected by the fair value of the ordinary shares volatility, actual and projected employee share-based awards exercise behavior, risk-free interest rates and expected dividends. The fair value of these awards was determined with the assistance from an independent valuation firm using management's estimates and assumptions.

After the IPO of the Group, the Group determines fair value of share options as of the grant date using binomial option pricing model and the fair value of restricted share units as of the grant date based on the fair market value of the underlying ordinary shares.

The expected term represents the period that share‑based awards are expected to be outstanding, giving consideration to the contractual terms of the share‑based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share‑based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share‑based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

Comprehensive (Loss) Income

(x)          Comprehensive (Loss) Income

Comprehensive (Loss) Income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, the Group’s total comprehensive (loss) income includes net loss and foreign currency translation adjustments.

(Loss) Earnings Per Share

(y)          (Loss) Earnings Per Share

Basic (loss) earnings per share are computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group's convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as‑if‑converted basis. Accordingly, the Group uses the two‑class method of computing (loss) earnings per share, whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share net income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss of the Group.

Diluted (loss) earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable preferred shares, share options and non-vested restricted share units, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted (loss) income per share, the effect of the convertible redeemable preferred shares is computed using the as‑if‑converted method; the effect of the stock options and non-vested restricted share units is computed using the treasury stock method.

Concentration and risks

(z)          Concentration and risks

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable and prepayments. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality.

The Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. With respect to prepayments, the Group performs on-going credit evaluations of the financial condition of these suppliers and has noted no significant credit risk.

The following customers accounted for 10% or more of revenue:

	For the years ended
	December 31,
	2017		2018		2019
	USD	%	USD	%	USD	%
Company A	6,919,426	18.53%	*	*	*	*
Company B	7,467,645	20.00%	73,116,840	54.52%	21,335,698	11.99%
Company C	*	*	14,609,270	10.89%	*	*
Company D	*	*	*	*	51,013,296	28.68%
Company E	*	*	*	*	21,988,975	12.36%
Company F	*	*	*	*	28,417,379	15.98%

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,
	2018		2019
	US$	%	US$	%
Company B	8,856,527	37.89%	*	*
Company C	2,928,045	12.53%	*	*
Company D	*	*	17,944,840	61.82%
Company E	*	*	4,142,638	14.27%
Company F	*	*	3,840,005	13.23%

*Less than 10%.

Recent Accounting Pronouncements

(aa) Recent Accounting Pronouncements (Continued)

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities: The amendments in this ASU are effective for public business entities with fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The amendments are also effective for private entities with fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. All entities are required to apply the amendments in this ASU retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Group will early adopt this ASU on January 1, 2020 and does not expect the adoption of this ASU to have a significant impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) – Simplifying the Accounting for Income Taxes. The ASU is expected to reduce cost and complexity related to the accounting for income taxes by removing specific exceptions to general principles in Topic 740 (eliminating the need for an organization to analyze whether certain exceptions apply in a given period) and improving financial statement preparers’ application of certain income tax-related guidance. This ASU is part of the FASB’s simplification initiative to make narrow-scope simplifications and improvements to accounting standards through a series of short-term projects. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect the adoption of ASU 2020-01 to have a material impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments – Equity Securities (Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) – Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The ASU is based on a consensus of the Emerging Issues Task Force and is expected to increase comparability in accounting for these transactions. ASU 2016-01 made targeted improvements to accounting for financial instruments, including providing an entity the ability to measure certain equity securities without a readily determinable fair value at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.  Among other topics, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting. For public business entities, the amendments in the ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect the adoption of ASU 2020-01 to have a material impact on its consolidated financial statements.